Fees Summary	Sep. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,548,950
Previously Paid Amount	0.00
Total Fee Amount	696.44
Total Offset Amount	0.00
Net Fee	696.44
Narrative - Max Aggregate Offering Price	$ 4,548,950
Final Prospectus	true